Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ (239)	¥ 1,048	¥ 2,934	¥ 127
Gains (losses) recognized in income on hedged item	243	(1,048)	(2,815)	(17)
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	0	0	0	0
Gains (losses) recognized in income on hedged item	0	0	0	0
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	39,225	(9,252)	(39,442)	(13,879)
Gains (losses) recognized in income on hedged item	(39,304)	9,194	39,513	13,861
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	218	34	(231)	132
Gains (losses) recognized in income on hedged item	¥ (221)	¥ 29	¥ 178	¥ (46)